Summary of Significant Accounting Policies (Details) - Schedule of Cash and Cash Equivalents and Restricted Cash Included in the Consolidated Balance Sheets ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Current Assets
Cash and cash equivalents	₨ 18,796	$ 247.7	₨ 11,107	₨ 9,792
Restricted cash	3,784	49.9	4,881	4,877
Non-Current Assets
Restricted cash	726	9.6	170	848
Cash and cash equivalents and restricted cash	₨ 23,306	$ 307.2	₨ 16,158	₨ 15,517